Financial Risk Factors and Risk Management - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
FINANCIAL RISK FACTORS
Trade payables	€ (1,283)		€ (1,265)
Lease liabilities	(2,203)	€ (2,140)
Other financial liabilities	13,912
Financial liabilities			(11,602)
Total of non-derivative financial liabilities	(17,398)		(12,866)
2020
FINANCIAL RISK FACTORS
Trade payables	(1,283)		(1,265)
Lease liabilities	(431)
Other financial liabilities	2,888
Financial liabilities			(1,149)
Total of non-derivative financial liabilities	(4,602)		(2,414)
2021
FINANCIAL RISK FACTORS
Trade payables	0		0
Lease liabilities	(363)
Other financial liabilities	630
Financial liabilities			(1,585)
Total of non-derivative financial liabilities	(993)		(1,585)
2022
FINANCIAL RISK FACTORS
Trade payables	0		0
Lease liabilities	(284)
Other financial liabilities	3,414
Financial liabilities			(622)
Total of non-derivative financial liabilities	(3,698)		(622)
2023
FINANCIAL RISK FACTORS
Trade payables	0		0
Lease liabilities	(224)
Other financial liabilities	1,095
Financial liabilities			(1,410)
Total of non-derivative financial liabilities	(1,319)		(1,410)
2024
FINANCIAL RISK FACTORS
Trade payables	0		0
Lease liabilities	(190)
Other financial liabilities	1,231
Financial liabilities			(1,097)
Total of non-derivative financial liabilities	(1,421)		(1,097)
Due thereafter
FINANCIAL RISK FACTORS
Trade payables	0		0
Lease liabilities	(1,019)
Other financial liabilities	5,467
Financial liabilities			(6,689)
Total of non-derivative financial liabilities	€ (6,486)		€ (6,689)